Other Assets - Roll forward (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount	$ 110		$ 110	$ 266	$ 266	$ 110	$ 266	$ 266
Beginning balance, Accumulated amortization	(6)		(26)	(256)	(256)	0	(257)	(256)
Beginning balance, Net carrying amount	104		84	10	10	110	9	10
Ending balance, Gross carrying amount	110		110	266	266	110	266	266
Ending balance, Accumulated amortization	(6)		(26)	(256)	(256)	0	(257)	(256)
Ending balance, Net carrying amount	104		84	10	10	110	$ 9	$ 10
Reorganization, chapter 11, fresh-start adjustment
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount						(156)
Beginning balance, Accumulated amortization						257
Beginning balance, Net carrying amount						101
Ending balance, Gross carrying amount						(156)
Ending balance, Accumulated amortization						257
Ending balance, Net carrying amount						101
Reorganization, chapter 11, predecessor, before adjustment
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount						266
Beginning balance, Accumulated amortization						(257)
Beginning balance, Net carrying amount						9
Ending balance, Gross carrying amount						266
Ending balance, Accumulated amortization						(257)
Ending balance, Net carrying amount						$ 9
Other Assets
Other Assets [Roll Forward]
Amortization	$ (6)	$ 0	$ (20)	$ 0	$ 0